UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-08295
                                                      ---------

                         New Providence Investment Trust
                         -------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices)               (Zip code)


                                A. Vason Hamrick
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


         Registrant's telephone number,including area code: 252-972-9922
                                                            ------------

                         Date of fiscal year end: May 31
                                                  ------

                   Date of reporting period: February 28, 2007
                                             -----------------

ITEM 1.  SCHEDULE OF INVESTMENTS

WISDOM FUND

Schedule of Investments
(Unaudited)

As of February 28, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                              Market Value                                                          Market Value
                                   Shares      (Note 1)                                                  Shares      (Note 1)
--------------------------------------------------------------   ------------------------------------------------------------------

COMMON STOCKS - 98.11%                                            Foods - 3.70%
                                                                  u Cadbury Schweppes PLC                6,500    $    279,695
Apparel - 1.25%                                                   * Dean Foods Company                   2,000          90,080
  Nike, Inc.                        3,600    $    376,092           Sysco Corporation                    8,666         285,631
                                             ------------           Whole Foods Market, Inc.             3,000         143,310
                                                                    Wm. Wrigley Jr. Company              6,250         311,250
Banks - 7.56%                                                                                                     ------------
  M&T Bank Corporation              2,030         243,438                                                            1,109,966
  Wells Fargo Company              58,444       2,028,007                                                         ------------
                                             ------------
                                                2,271,445         Hand/Machine Tools - 0.61%
                                             ------------           Kennametal Inc.                      3,000         183,600
                                                                                                                  ------------
Beverages - 12.61%
  Anheuser-Busch Companies Inc.     7,700         377,916         Health Care Products - 0.63%
u Cia de Bebidas das Americas       1,000          48,370           Johnson & Johnson                    3,000         189,150
u Diageo PLC                        3,000         238,170                                                         ------------
u Fomento Economico                                               Health Care Services - 0.00%
    Mexicano SA de CV               2,000         220,600         * Five Star Quality Care, Inc.             4              43
  PepsiCo Inc.                      5,000         315,750                                                         ------------
  The Coca-Cola Company            55,430       2,587,472
                                             ------------         Insurance - Multiline - 2.71%
                                                3,788,278           American International Group, Inc.  12,150         815,265
                                             ------------                                                         ------------

Building Materials - 1.81%                                        Insurance - Property & Casualty - 15.92%
  American Standard Companies Inc.  6,190         328,008         * Markel Corporation                   5,400       2,585,790
* USG Corp                          4,000         216,760           Wesco Financial Corporation            386         183,138
                                             ------------           White Mountains Insurance Group Ltd. 3,500       2,012,010
                                                  544,768                                                         ------------
                                             ------------                                                            4,780,938
                                                                                                                  ------------
Chemicals - 1.54%                                                 Internet - 0.39%
  The Sherwin-Williams Company      6,970         463,854         * Blue Nile, Inc.                      3,000         117,000
                                             ------------                                                         ------------

                                                                  Media - 7.01%
Commercial Services - 4.22%                                       * Comcast Corporation                 11,250         289,350
  H&R Block Inc.                    1,000          21,780         * EchoStar Communications Corp.        2,000          81,200
* Iron Mountain Incorporated        4,275         119,059           Gannett Co., Inc.                    4,298         263,295
  Moody's Corporation              13,410         867,895           The Washington Post Company          1,920       1,470,720
  Western Union Company            11,770         255,056                                                         ------------
                                             ------------                                                            2,104,565
                                                1,263,790                                                         ------------
                                             ------------
                                                                  Miscellaneous Manufacturer - 0.59%
Cosmetics & Personal Care - 6.83%                                   General Electric Company             2,000          69,840
  The Procter & Gamble Company     32,295       2,050,410           Tyco International Ltd.              3,500         107,905
                                             ------------                                                         ------------
                                                                                                                       177,745
Diversified Financial Services - 7.91%                                                                            ------------
  American Express Company         41,750       2,374,322
                                             ------------
                                                                  Oil & Gas - 3.15%
Electric - 2.74%                                                    Canadian Natural Resources Ltd.      6,000         301,800
* Allegheny Energy, Inc.            8,900         420,436           ConocoPhillips                       2,164         141,569
  FPL Group, Inc.                   6,800         401,676         u PetroChina Company Ltd.              3,000         349,080
                                             ------------         * Superior Energy Services, Inc.       5,000         153,250
                                                  822,112                                                         ------------
                                             ------------                                                              945,699
                                                                                                                  ------------


                                                                                                                    (Continued)

WISDOM FUND

Schedule of Investments
(Unaudited)

As of February 28, 2007

----------------------------------------------------------------------------------------------------------------------------------
                                                 Market Value
                                Shares             (Note 1)
------------------------------------------------------------------  --------------------------------------------------------------

COMMON STOCKS - (Continued)                                           Aggregate  cost for financial  reporting and federal  income
                                                                      tax   purposes   is  the   same.   Unrealized   appreciation
Pharmaceuticals - 1.25%                                               (depreciation)  of investments  for financial  reporting and
u Novartis AG                    6,000          $    332,580          federal income tax purposes is as follows:
u Sanofi-Aventis                 1,000                42,410
                                                ------------
                                                     374,990          Aggregate gross unrealized appreciation   $  7,611,979
                                                ------------          Aggregate gross unrealized depreciation       (387,472)
Pipelines - 2.25%                                                                                               ------------
  Kinder Morgan, Inc.            6,400               676,864          Net unrealized appreciation               $  7,224,507
                                                ------------                                                    ============

Retail - 5.94%                                                        * Non-income producing investment.
  Costco Wholesale Corporation   6,500               363,285          u American Depositary Receipt.
  Home Depot, Inc.               9,000               356,400
  McDonald's Corporation         7,000               306,040          The following acronyms are used in this portfolio:
  Pier 1 Imports, Inc.           1,000                 6,790          PLC - Public Limited Company (British)
* Sonic Corp.                    1,000                21,670          SA de CV - Convertible Securities (Mexican)
  Wal-Mart Stores, Inc.         10,100               487,830
  Yum! Brands, Inc.              4,150               240,451
                                                ------------          Note 1 - Investment Valuation
                                                   1,782,466
                                                ------------          The Fund's  investments  in securities are carried at value.
                                                                      Securities  listed on an  exchange  or quoted on a  national
Software - 1.00%                                                      market  system are valued at the last sales price as of 4:00
  First Data Corporation        11,770               300,488          p.m.   Eastern  Time.   Securities   traded  in  the  NASDAQ
                                                ------------          over-the-counter  market are generally  valued at the NASDAQ
                                                                      Official  Closing  Price.  Other  securities  traded  in the
Textiles - 6.26%                                                      over-the-counter  market and listed  securities for which no
* Mohawk Industries, Inc.       21,495             1,881,242          sale was reported on that date are valued at the most recent
                                                ------------          bid price.  Securities  and assets for which  representative market  quotations are not readily available or which cannot
Transportation - 0.23%                                                be  accurately   valued  using  the  Fund's  normal  pricing
  United Parcel Service Inc.     1,000                70,190          procedures  are valued at fair value as  determined  in good
                                                ------------          faith under  policies  approved by the Trustees.  Fair value pricing may be used, for example,  in situations where (i) a
Total Common Stocks (Cost $22,241,832)            29,465,282          portfolio  security is so thinly traded that there have been
                                                ------------          no transactions for that security over an extended period of time;  (ii) the exchange on which the portfolio  security is
EXCHANGE TRADED FUND - 0.24%                                          principally  traded  closes  early;  or (iii) trading of the
  UltraShort QQQ ProShares                                            portfolio  security  is halted  during  the day and does not
     (Cost $69,676)              1,300                70,733          resume  prior to the Fund's net asset value  calculation.  A
                                                ------------          portfolio  security's "fair value" price may differ from the price next available for that  portfolio  security using the
INVESTMENT COMPANY - 2.02%                                            Fund's   normal   pricing   procedures.   Instruments   with
    Merrimac Cash Series Fund                                         maturities of 60 days or less are valued at amortized  cost,
      (Cost $607,411)          607,411               607,411          which approximates market value.
                                                ------------

Total Investments (Cost $22,918,919) - 100.37%  $ 30,143,426
Liabilities in Excess of Other Assets - (0.37)%     (111,512)
                                                ------------

Net Assets - 100.00%                            $ 30,031,914
                                                ============


                                                                                                                        (Continued)


WISDOM FUND

Schedule of Investments
(Unaudited)

As of February 28, 2007
--------------------------------------------------------------------------------
Summary of Investments by Industry

                                         % of Net
Industry                                  Assets             Market Value
--------------------------------------------------------------------------------
Apparel                                    1.25%          $    376,092
Banks                                      7.56%             2,271,445
Beverages                                 12.61%             3,788,278
Building Materials                         1.81%               544,768
Chemicals                                  1.54%               463,854
Commercial Services                        4.22%             1,263,790
Cosmetics & Personal Care                  6.83%             2,050,410
Diversified Financial Services             7.91%             2,374,322
Electric                                   2.74%               822,112
Exchange Traded Fund                       0.24%                70,733
Foods                                      3.70%             1,109,966
Hand/Machine Tools                         0.61%               183,600
Health Care Products                       0.63%               189,150
Health Care Services                       0.00%                    43
Insurance - Multiline                      2.71%               815,265
Insurance - Property & Casualty           15.92%             4,780,938
Internet                                   0.39%               117,000
Investment Company                         2.02%               607,411
Media                                      7.01%             2,104,565
Miscellaneous Manufacturer                 0.59%               177,745
Oil & Gas                                  3.15%               945,699
Pharmaceuticals                            1.25%               374,990
Pipelines                                  2.25%               676,864
Retail                                     5.94%             1,782,466
Software                                   1.00%               300,488
Textiles                                   6.26%             1,881,242
Transportation                             0.23%                70,190
--------------------------------------------------------------------------------
Total                                    100.37%          $ 30,143,426

ITEM 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Providence Investment Trust


By: (Signature and Title)


                                 /s/ C. Douglas Davenport
                                 ___________________________________________
                                 C. Douglas Davenport
                                 President, Treasurer, Principal Executive
                                 Officer and Principal Financial Officer


Date: April 24, 2007





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)

                                 /s/ C. Douglas Davenport
                                 ___________________________________________
                                 C. Douglas Davenport
                                 President, Treasurer, Principal Executive
                                 Officer and Principal Financial Officer
                                 New Providence Investment Trust

Date:  April 24, 2007